Related party transactions	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Related party transactions
22.	Related party transactions

Related parties and related party transactions impacting the condensed consolidated interim financial statements are summarized below and include transactions with the following individuals or entities:

Key management personnel

Related parties include directors, officers, close family members, certain consultants and enterprises that are controlled by these individuals as well as certain individuals performing similar functions.

Key management personnel are those individuals who have authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

Transactions with key management and directors comprise the following:

a)	Director’s compensation for the three and six months ended June 30, 2025, is $30,777 and $60,363, respectively (2024 – $33,201 and $99,716).

b)	During the six months ended June 30, 2025, the Company granted 57,692 options to officers and employees of the Company each with exercise prices ranging from C$6.60 to C$9.90 and expiring two years from the date of issuance.

c)	During the year ended December 31, 2023, the Company entered into a secured loan agreement with the CEO for C$1,200,000, with monthly payments of C$6,000 based on an annual interest rate of 6%. The loan had a maturity date of April 26, 2025, and was part of FSD Strategic Investments’ portfolio of finance receivables. During the year ended December 31, 2024, a payment of C$400,000 was made by the CEO, and monthly payments were subsequently reduced to C$4,000. During the six months ended June 30, 2025, the CEO made a payment of C$800,000 towards the loan, thereby settling the total debt outstanding owed to FSD Strategic Investments.

Key management personnel compensation during the three and six months ended June 30, 2025, and 2024, is comprised of:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	$	$	$	$
Salaries, benefits, bonuses and consulting fees	216,641	152,286	424,773	476,528
Share-based payments	—	—	1,316,483	—
	216,641	152,286	1,741,256	476,528

As at June 30, 2025, the Company owed an executive officer $Nil (December 31, 2024 - $Nil), for legal fees incurred by the Company and paid by the executive officer on behalf of the Company. The amount owed is recorded within trade and other payables.

As at June 30, 2025, the Company has $Nil owing to related parties included in accounts payable and accrued liabilities (December 31, 2024 - $Nil).